Other Payables and Accruals	6 Months Ended
Jun. 30, 2018
Other Payables and Accruals
Other Payables and Accruals

11. Other Payables and Accruals

        An analysis of other payables and accruals is as follows:

	December 31, 2017	June 30, 2018
Social contributions	1,244	797
Unearned revenue	34,926	41,089
Accrued legal and professional fees	1,567	994
Accrued board of directors' fees	577	622
Accrued employee costs	5,494	5,156
Accrued off-hire	5,284	7,926
Accrued crew costs	4,027	3,898
Accrued purchases	4,227	17,289
Accrued financing costs	1,984	36
Accrued interest	27,851	34,681
Accrued payable to charterers	4,179	5,859
Other accruals	2,058	2,218

Total	93,418	120,565